Acquisitions (Details 3) - USD ($)	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Changes in the Group's goodwill by segment
Balance at the beginning of the period	$ 11,652,000	[1]	$ 7,517,000
Others			295,000
Balance at the end of the period	11,117,000		11,652,000	[1]	$ 7,517,000
Period decrease in Goodwill balance	535,000
Weibo Interactive
Changes in the Group's goodwill by segment
Acquisition					7,517,000
Gametree
Changes in the Group's goodwill by segment
Acquisition			3,840,000
Advertising & Marketing
Changes in the Group's goodwill by segment
Balance at the beginning of the period	0		0		0
Others			0
Balance at the end of the period			0		0
Advertising & Marketing | Weibo Interactive
Changes in the Group's goodwill by segment
Acquisition					0
Advertising & Marketing | Gametree
Changes in the Group's goodwill by segment
Acquisition			0
Other
Changes in the Group's goodwill by segment
Balance at the beginning of the period	$ 11,652,000		7,517,000
Others			295,000
Balance at the end of the period			11,652,000		7,517,000
Other | Weibo Interactive
Changes in the Group's goodwill by segment
Acquisition					$ 7,517,000
Other | Gametree
Changes in the Group's goodwill by segment
Acquisition			$ 3,840,000

[1]	The above consolidated balance sheets present the Weibo Funds acquired from SINA on June 30, 2015 as if they had been owned by the Group for all periods presented in accordance with ASC Subtopic 805-50 (See Note 6 “Acquisitions”).